Portfolio 21 Global Equity Fund | Portfolio 21 Global Equity Fund
Portfolio 21 Global Equity Fund
Investment Objective
The Portfolio 21 Global Equity Fund (the “Fund”) seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Portfolio 21 Global Equity Fund	Retail Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Portfolio 21 Global Equity Fund	Retail Class	Institutional Class
Management Fee	0.95%	0.95%
Distribution and Service (12b-1) Fee	0.25%	none
Other Expenses	0.27%	0.22%
Total Annual Fund Operating Expenses	1.47%	1.17%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Portfolio 21 Global Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	150	465	803	1,757
Institutional Class	119	372	644	1,420

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in common stocks of companies that Portfolio 21 (the “Advisor”) believes are leaders in managing environmental risks and opportunities, have above average growth potential, and are reasonably valued.  Under normal market conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities.  The Fund invests globally and has exposure to emerging and developed markets.  The Fund may invest in companies of any size, and seeks diversification by country and economic sector.

The Fund generally will invest at least 40% of its net assets in foreign companies. Foreign companies are those that either maintain their principal place of business outside of the United States, have their securities traded on non-U.S. exchanges or were formed under the laws of non-U.S. countries. Foreign companies may include companies doing business in the United States but meet the general criteria of a foreign company described above.  The Fund will invest in at least three different countries outside of the United States.

The Fund’s foreign holdings may include companies domiciled in emerging markets as well as companies domiciled in developed markets.  There is no limit to the percent of the Fund’s foreign holdings that may be invested in either emerging or developed markets and therefore the Fund may be invested entirely in companies from emerging markets.

The Advisor believes that the best long-term investments are found in companies with above-average financial characteristics and growth potential that also excel at managing environmental risks and opportunities and societal impact.  The Advisor believes that a company’s understanding of environmental principles demonstrates the qualities of innovation and leadership that create a distinct competitive advantage and build long-term value.  Therefore, the Advisor conducts fundamental research to find companies with attractive environmental, societal, and financial attributes.  In conducting fundamental research the Advisor combines traditional investment information with proprietary environmental analysis.  The Advisor believes that this creates a complete picture of how each company behaves commercially and how it deals with existing and emerging environmental risks and opportunities.  The Advisor considers a company’s position on various factors such as ecological limits, environmental stewardship, environmental strategies, stance on human rights and equality, societal impact as well as its corporate governance practices.

The Advisor believes that finding companies that meet its financial and environmental standards is an important part of the process, but that it is also critical to make investments at reasonable valuations.

A security will be sold within a reasonable period of time if the company no longer meets the Advisor’s environmental evaluation criteria or if the company no longer meets the Advisor’s minimum financial standards.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Fund.  The following principal risks can affect the value of your investment:

•	Equity Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Small- and Medium-Sized Company Risk:  Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

•	Management Risk: The Advisor may fail to implement the Fund’s investment strategies and meet its investment objective.

•
Foreign Securities and Emerging Markets Risk:  Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between United States and foreign regulatory practices.  These risks are enhanced in emerging markets.

•
Environmental Policy Risk:  The Fund’s environmental sustainability policy could cause it to underperform compared to similar funds that do not have such a policy.  Accordingly, the Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for environmental reasons when it might be otherwise disadvantageous for it to do so.

Performance
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart below illustrates how the Fund’s Class R shares total returns have varied from year to year.  The table below illustrates how the Fund’s average annual total returns for 1, 5, and 10-year periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.portfolio21.com.

Calendar Year Total Return* Class R

* The Fund’s year-to-date return for Class R shares as of September 30, 2012 was 9.89%.
During the period shown in the bar chart, the Fund’s Class R shares’ highest quarterly return was 20.42% for the quarter ended June 30, 2009, and the lowest quarterly return was -20.69% for the quarter ended September 30, 2002.

Average Annual Total Returns as of December 31, 2012
Average Annual Returns Portfolio 21 Global Equity Fund	1 Year	5 Years	10 Years	Inception Date
Retail Class	15.17%	(0.43%)	8.12%
Institutional Class	15.51%	(0.13%)	8.16%	Mar. 30, 2007
After Taxes on Distributions Retail Class	15.19%	(0.38%)	8.15%
After Taxes on Distributions and Sales Retail Class	10.28%	(0.21%)	7.36%
MSCI World IndexSM (reflects no deduction for fees, expenses or taxes)	16.54%	(0.60%)	8.08%
MCSI World Index NR (reflects no deduction for fees and expenses)	15.83%	(1.18%)	8.72%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

Effective immediately, the Fund is adding the MCSI World Index NR as a supplemental index.  The MSCI World IndexSM better reflects the global nature of the Fund’s investments.  Also, effective immediately, due to the global nature of the Fund’s investments, the Fund will no longer use the S&P 500® Index as a benchmark for its returns, as the S&P 500® Index is comprised of mostly U.S. companies.

Class I shares of the Fund commenced operations on March 30, 2007.  Performance shown for Class I shares for periods prior to its inception reflects the performance of Class R shares, adjusted to reflect Class I expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  The “Return After Taxes on Distributions” may be higher than the “Return Before Taxes” figures because the Fund receives dividends on securities that are net of foreign taxes. Such taxes are eligible for pass through of foreign tax credits.  Shareholders can use the foreign tax credits to reduce their tax liability.  With a reduced tax liability, the shareholders are then able to reinvest more of the dividends allowing for a higher return.